Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Schedule of the Company's assets and liabilities that are measured at fair value on recurring basis

 The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2013:

Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in U.S. Treasury money market funds*	$234,843	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$—
Series B Warrant Liability	$—	$—	$—
*
Investments in U.S. Treasury money market funds are reflected in cash and cash equivalents in the accompanying Balance Sheets.

        The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012:

	Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money market funds*	$524	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$523
Series B Warrant Liability	$—	$—	$443
*
Investments in money markets funds are reflected in cash and cash equivalents in the accompanying Balance Sheets.

  The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012.

	Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money markets*	$524	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$523
Series B Warrant Liabilty	$—	$—	$443
*
Investments in money markets are reflected in cash and cash equivalents in the accompanying Balance Sheets.

        The following table presents, for each of the fair value hierarchy levels required under ASC 820, the Company's assets and liabilities that are measured at fair value on a recurring basis at December 31, 2011.

	Fair Value Measurement Using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments in money markets*	$4,874	$—	$—
Liabilities
Series A Warrant Liability	$—	$—	$193
*
Investments in money markets are reflected in cash and cash equivalents in the accompanying Balance Sheets.

Summary of changes in fair value of the Company's Level 3 valuation for the Series A and Series B warrant liabilities

	Level 3
	Series A Warrant Liability	Series B Warrant Liability
Balance at December 31, 2012	523	443
Warrants issued in connection with venture debt facility	—	32
Change in fair value of warrant liability	379	852
Conversion of warrant liability to equity	(902)	(1,327)

Balance at September 30, 2013	$—	$—

	Level 3
	Series A Warrant Liability	Series B Warrant Liability
Balance at December 31, 2010	$186	$—
Change in fair value of warrant liability	7	—

Balance at December 31, 2011	193	—
Warrants issued in connection with venture debt facility	—	407
Change in fair value of warrant liability	330	36

Balance at December 31, 2012	$523	$443